CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total Renren Inc.'s equity (deficit) USD ($)	Ordinary shares USD ($)	Treasury shares USD ($)	Additional paid-in capital USD ($)	Subscription receivable USD ($)	Accumulated deficit USD ($)	Statutory reserves USD ($)	Accumulated other comprehensive income USD ($)	Non-controlling interest USD ($)	Series A convertible preferred shares Preferred Stock USD ($)	Series B convertible preferred shares Preferred Stock USD ($)	Class A ordinary shares	Class A ordinary shares Ordinary shares USD ($)	Class B ordinary shares Ordinary shares USD ($)
Balance at Dec. 31, 2010	$ (169,392)	$ (169,392)	$ 211		$ 9,470	$ (4,909)	$ (223,572)	$ 2,595	$ 46,646		$ 85	$ 82
Balance (in shares) at Dec. 31, 2010			211,383,000								85,100,000	81,501,540
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	5,523	5,523			5,523
Capital contribution from non-controlling interest Shareholder of Qingting	542									542
Other comprehensive income (loss)	(39,302)	(39,312)							(39,312)	10
Net income (loss)	41,004	41,256					41,256			(252)
Provision of statutory reserves							(912)	912
Exercise of share option and restricted shares vesting	14,233	14,233	62		14,157									7	7
Exercise of share option and restricted shares vesting (in shares)			61,171,840											7,128,595	7,229,170
Repurchase of ordinary shares	(24,310)	(24,310)	(1)	(25,597)	1,306									(18)
Repurchase of ordinary shares (in shares)			(800,000)	(18,267,684)									(19,067,684)	(18,267,684)
Issuance of common shares upon IPO (net of issuance costs of $6,317)	777,379	777,379			777,203									176
Issuance of common shares upon IPO (in shares)														176,162,559
Conversion of preferred shares upon IPO	599,959	599,959			599,400						(85)	(82)		494	232
Conversion of preferred shares upon IPO (in shares)											(85,100,000)	(81,501,540)		494,265,840	231,402,480
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(272)											112	160
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO (in shares)			(271,754,840)											111,623,040	160,131,800
Cash received from share subscription receivables	4,909	4,909				4,909
Balance at Dec. 31, 2011	1,210,545	1,210,245		(25,597)	1,407,059		(183,228)	3,507	7,334	300				771	399
Balance (in shares) at Dec. 31, 2011				(18,267,684)										770,912,350	398,763,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	10,897	10,897			10,897
Other comprehensive income (loss)	32,380	32,380							32,380
Net income (loss)	(75,053)	(75,026)					(75,026)			(27)
Provision of statutory reserves							(3,205)	3,205
Exercise of share option and restricted shares vesting	3,588	3,588			3,571									13	4
Exercise of share option and restricted shares vesting (in shares)														13,189,706	3,916,667
Repurchase of ordinary shares	(75,085)	(75,085)		(76,131)	1,100									(54)
Repurchase of ordinary shares (in shares)				(54,253,314)									(54,253,314)	(54,253,314)
Advances to shareholders	(1,605)	(1,605)			(1,605)
Cancellation of treasury shares				101,728	(101,728)
Cancellation of treasury shares (in shares)				72,520,998
Acquisition 35% noncontrolling interest in Qingting	(537)	(250)			(250)					(287)
Share subscription receivables of JiehunChina		(229)				(229)				229
Balance at Dec. 31, 2012	1,105,130	1,104,915			1,319,044	(229)	(261,459)	6,712	39,714	215				730	403
Balance (in shares) at Dec. 31, 2012														729,848,742	402,680,117
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	16,138	16,138			16,138
Other comprehensive income (loss)	135,067	135,067							135,067
Net income (loss)	63,641	63,733					63,733			(92)
Exercise of share option and restricted shares vesting	4,032	4,032			4,013									17	2
Exercise of share option and restricted shares vesting (in shares)														16,763,199	2,708,333
Repurchase of ordinary shares	(55,574)	(55,574)			(55,517)									(57)
Repurchase of ordinary shares (in shares)													(56,635,569)	(56,635,569)
Transfer Class B shares to Class A shares														100	(100)
Transfer Class B shares to Class A shares (in shares)														100,000,000	(100,000,000)
Bad debt provision of share subscription receivables	229	229				229
Receipt of repayment from shareholder	1,605	1,605			1,605
Balance at Dec. 31, 2013	$ 1,270,268	$ 1,270,145			$ 1,285,283		$ (197,726)	$ 6,712	$ 174,781	$ 123				$ 790	$ 305
Balance (in shares) at Dec. 31, 2013														789,976,372	305,388,450